SUPPLEMENT DATED APRIL 6, 2009
                      TO THE PROSPECTUS DATED APRIL 6, 2009

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


EFFECTIVE APRIL 6, 2009, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/GOLDMAN SACHS CORE PLUS BOND FUND, PLEASE REMOVE ALL REFERENCES TO CHRIS SULLIVAN.


EFFECTIVE APRIL 6, 2009, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/GOLDMAN SACHS CORE PLUS BOND FUND, PLEASE ADD THE FOLLOWING BULLET AFTER THE THIRD PARAGRAPH:

     o Michael Swell (MANAGING DIRECTOR, CO-HEAD OF US FIXED INCOME, US AND GLOBAL FIXED INCOME) joined GSAM in 2007 as a Managing Director and Head of Structured Products. Mr. Swell is directly responsible for creating structured product asset management vehicles across the spectrum of Fixed Income products and managing opportunistic/alternative portfolios. Prior to joining GSAM, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey's Fixed Income Sales & Trading division. Prior to joining Friedman, Billings & Ramsey, Mr. Swell was the Vice President in charge of Freddie Mac's Securities Sales and Trading Group, Freddie Mac's in-house MBS broker dealer. Mr. Swell has a BA in Politics and Economics from Brandeis University, a General Course Degree from the London School of Economics and a MA in International Economics and Finance from the Lemberg School at Brandeis University.


EFFECTIVE APRIL 6, 2009, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND, PLEASE REMOVE ALL REFERENCES TO CHRIS SULLIVAN.


EFFECTIVE APRIL 6, 2009, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND, PLEASE ADD THE FOLLOWING BULLET AFTER THE SECOND PARAGRAPH:

     o Michael Swell (MANAGING DIRECTOR, CO-HEAD OF US FIXED INCOME, US AND GLOBAL FIXED INCOME) joined GSAM in 2007 as a Managing Director and Head of Structured Products. Mr. Swell is directly responsible for creating structured product asset management vehicles across the spectrum of Fixed Income products and managing opportunistic/alternative portfolios. Prior to joining GSAM, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey's Fixed Income Sales & Trading division. Prior to joining Friedman, Billings & Ramsey, Mr. Swell was the Vice President in charge of Freddie Mac's Securities Sales and Trading Group, Freddie Mac's in-house MBS broker dealer. Mr. Swell has a BA in Politics and Economics from Brandeis University, a General Course Degree from the London School of Economics and a MA in International Economics and Finance from the Lemberg School at Brandeis University.


This Supplement is dated April 6, 2009.

(To be used with VC4224 04/09,  VC5869 04/09, VC5890 04/09, VC5995 04/09, VC3723
04/09,  VC5825 04/09,  VC5884 04/09,  VC5885 04/09,  VC3656 04/09, VC5526 04/09,
VC3657 04/09,  FVC4224FT  04/09,  NV4224 04/09,  NV3174CE  04/09,  NV5526 04/09,
NV3784 04/09,  NV5869 04/09,  NV5890 04/09, NV5825 04/09, HR105 04/09 and VC2440
04/09.)

                                                                   CMX3280 04/09

                         SUPPLEMENT DATED APRIL 6, 2009
                      TO THE PROSPECTUS DATED APRIL 6, 2009

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity product(s).


EFFECTIVE APRIL 6, 2009, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/GOLDMAN SACHS CORE PLUS BOND FUND, PLEASE REMOVE ALL REFERENCES TO CHRIS SULLIVAN.


EFFECTIVE APRIL 6, 2009, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/GOLDMAN SACHS CORE PLUS BOND FUND, PLEASE ADD THE FOLLOWING BULLET AFTER THE THIRD PARAGRAPH:

     o Michael Swell (MANAGING DIRECTOR, CO-HEAD OF US FIXED INCOME, US AND GLOBAL FIXED INCOME) joined GSAM in 2007 as a Managing Director and Head of Structured Products. Mr. Swell is directly responsible for creating structured product asset management vehicles across the spectrum of Fixed Income products and managing opportunistic/alternative portfolios. Prior to joining GSAM, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey's Fixed Income Sales & Trading division. Prior to joining Friedman, Billings & Ramsey, Mr. Swell was the Vice President in charge of Freddie Mac's Securities Sales and Trading Group, Freddie Mac's in-house MBS broker dealer. Mr. Swell has a BA in Politics and Economics from Brandeis University, a General Course Degree from the London School of Economics and a MA in International Economics and Finance from the Lemberg School at Brandeis University.


This Supplement is dated April 6, 2009.

(To be used with VC6016 04/09 and NV6016 04/09.)

                                                                   CMV3281 04/09